Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	LEASES
Included in our consolidated balance sheets are certain operating leases for office space, computer equipment, and vehicles that are reported as a component of other assets and accounts payable, accrued expenses, and other liabilities.
The leased assets represent our right to use an underlying asset for the lease term and the lease liabilities represent our obligation to make lease payments arising from the lease. An incremental borrowing rate is used to calculate the present value of the remaining lease payments.
Contracts are reviewed at inception to determine if it contains a lease and whether the lease qualifies as an operating or financing lease. We do not have material financing leases.
Operating leases are expensed on a straight-line basis over the term of the lease. In determining the lease term, we consider the probability of exercising renewal options. We elected to account for leases with both lease and non-lease components as a single lease component and to apply a portfolio approach to account for our vehicle leases.
The following table summarizes the carrying amounts of our operating leased assets and liabilities at December 31, along with key inputs used to discount our lease liabilities:

(millions)	2021	2020
Operating lease assets	$172.6	$165.5
Operating lease liabilities	$180.9	$179.0
Weighted-average remaining term	2.9 years	3.0 years
Weighted-average discount rate	1.6%	2.5%

At December 31, 2021, the following table shows our operating lease liabilities, on an undiscounted basis for the periods indicated:

(millions)	Commitments
2022	$72.4
2023	56.4
2024	39.3
2025	13.8
2026	3.1
Thereafter	0.1
Total	185.1
Interest	(4.2)
Present value of lease liabilities	$180.9
The operating lease expense for the years ended December 31, was as follows:

(millions)	Expense
2021	$90.4
2020	95.4
2019	102.0